Commitments and Contingencies (Details) - Schedule of commitments and contingencies - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Commitments And Contingencies Abstract
2023 (remainder of the year)	$ 1,820	$ 1,820
2024	1,300	1,300
2025	1,300	1,300
2026	1,300	1,300
2027	1,300	1,300
Thereafter	1,300	1,300
Total	$ 8,320	$ 8,320